Note 14 - Employee Benefits	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE
1
4
Employee Benefits
A
ll eligible full-time employees of the Bank that were hired prior to
2002
were included in a noncontributory retirement plan sponsored by the Financial Institutions Retirement Fund (FIRF). The Home Federal Savings Bank (Employer
#8006
) plan participates in the Pentegra Defined Benefit Plan for Financial Institutions (the Pentegra DB Plan). The Pentegra DB Plan’s Employer Identification Number is
13
-
5645888
and the Plan number is
333.
The Pentegra DB Plan operates as a multi-employer plan for accounting purposes under the Employee Retirement Income Security Act of
1974,
as amended (ERISA), and the Internal Revenue Code. There are no
collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenu
e Code Section
413
(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by a participating employer may
be used to provide benefits to participants of other participating employers.

Effective
September 1, 2002
, the accrual of benefits for existing participants was frozen and no
new enrollments have been permitted into the plan. The actuarial present value of accumulated plan benefits and net assets available for benefits relating to the Bank's employees was not
available at
December 31, 2017
because such information is
not
accumulated for each participating institution. As of
June 30, 2017,
the Pentegra DB Plan valuation report reflected that the Bank was obligated to make a contribution totaling
$0.1
million which was paid and expensed in
2017.

Funded status (
market value of plan assets divided by funding target) as of
July 1
for the
2017,
2016,
and
2015
plan years were
95.45%,
97.09%
and
96.01%,
respectively. Market value of plan assets reflects contributions received through
June 30, 2017.

Total employer contributions made to the Pentegra DB Plan, as reported on Form
5500,
equal
$153.2
million,
$163.1
million and
$190.8
million for the plan years ended
June 30, 2017,
2016
and
2015,
respectively. The Bank’s contributions to the Pentegra DB Plan are not
more than
5%
of the total contributions to the Pentegra DB Plan. There is no
funding improvement plan or rehabilitation plan as part of this multi-employer plan.

The following contributions were paid by
the Bank during the fiscal years ending
December 31:

(Dollars in thousands)
201 7			201 6		201 5
Date Paid	Amount		Date Paid	Amount	Date Paid	Amount
1/6/2017	$119	(1)		$0		$0
10/15/2017	27		10/15/16	33	10/15/2015	42
12/27/2017	99			0	12/30/2015	151
Total	$245			$33		$193

(
1
)
The contribution relates to the
2016
plan year and was accrued at
December 31, 2016.

The Company has a qualified, tax-exempt savings plan with a deferred feature qualifying under Section
401
(k) of the Internal Revenue Code (the
401
(k) Plan). All employees who have attained
18
years of age are eligible to participate in the
401
(k) Plan. Participants are permitted to make contributions to the
401
(k) Plan equal to the lesser of
50%
of their annual salary or the maximum allowed by law, which was
$18,000
for
2017,
2016
and
2015.
The Company matches
25%
of each participant’s contributions up to a maximum of
8%
of their annual salary. Participant contributions and earnings are fully and immediately vested. The Company’s contributions are vested on a three
year cliff basis, are expensed annually, and were
$0.2
million in
2017,
2016
and
2015.

The Company
has adopted an Employee Stock Ownership Plan (the ESOP) that meets the requirements of Section
4975
(e)(
7
) of the Internal Revenue Code and Section
407
(d)(
6
) of ERISA and, as such, the ESOP is empowered to borrow in order to finance purchases of the common stock of HMN. The ESOP borrowed
$6.1
million from the Company to purchase
912,866
shares of common stock in the initial public offering of HMN in
1994.
As a result of a merger with Marshalltown Financial Corporation (MFC), the ESOP borrowed
$1.5
million in
1998
to purchase an additional
76,933
shares of HMN common stock to account for the additional employees and to avoid dilution of the benefit provided by the ESOP. The ESOP debt requires quarterly payments of principal plus interest at
7.52%.
The Company has committed to make quarterly contributions to the ESOP necessary to repay the loans including interest. The Company contributed
$0.5
million in
2017,
2016
and
2015.

As the debt is repaid, ESOP shares that were ple
dged as collateral for the debt are released from collateral based on the proportion of debt service paid in the year and then allocated to eligible employees. The Company accounts for its ESOP in accordance with ASU
718,
Employers' Accounting for Employee Stock Ownership Plans
. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders' equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares and the shares become outstanding for earnings per common share computations. ESOP compensation expense was
$0.4
million for
2017
and
$0.3
million for both
2016
and
2015.

All employees of the Bank are eligible to participate in t
he ESOP after they attain age
18
and complete
one
year of service during which they worked at least
1,000
hours. A summary of the ESOP share allocation is as follows for the years ended
December 31:

	2017	2016	2015
Shares held by participants beginning of the year	339,870	334,277	336,024
Shares allocated to participants	24,317	24,377	24,317
Shares distributed to participants	(7,052)	(18,784)	(26,064)
Shares held by participants end of year	357,135	339,870	334,277

Unreleased shares beginning of the year	279,746	304,123	328,440
Shares released during year	(24,317)	(24,377)	(24,317)
Unreleased shares end of year	255,429	279,746	304,123
Total ESOP shares end of year	612,564	619,616	638,400
Fair value of unreleased shares at December 31	$4,878,694	4,895,555	3,512,621

In
March 2001,
the HMN Financial, Inc.
2001
Omnibus Stock Plan (
2001
Plan)
was adopted by the Company. In
April 2009,
this plan was superseded by the HMN Financial, Inc.
2009
Equity and Incentive Plan (
2009
Plan) and options or restricted shares were
no
longer awarded from the
2001
Plan. As of
December 31, 2017,
all outstanding options under the
2001
Plan have expired.

In
April
of
2017,
the
2009
Plan was superseded by the HMN Financial, Inc.
2017
Equity Incentive Plan (
2017
Plan) and options or restricted shares were
no
longer awarded from the
2009
Plan.
As of
December 31, 2017
there were
26,409
vested and
22,820
unvested options outstanding under the
2009
Plan. These options expire
10
years from the date of grant and have an average exercise price of
$9.25.
There were also
14,881
shares of restricted stock previously granted to current employees that as of
December 31, 2017
remain unvested. The
43,712
ungranted shares remaining in the
2009
Plan were transferred to the
2017
Plan upon its adoption and are available for grant under that plan.

The purpose of the
2017
Plan
is to attract and retain the best available personnel for positions of responsibility with the Company, to provide additional incentives to them and align their interests with those of the Company’s stockholders, and to thereby promote the Company’s long-term business success.
375,000
shares of HMN common stock were initially available for distribution under the
2017
Plan in either restricted stock or options, subject to adjustment for future stock splits, stock dividends and similar changes to capitalization of the Company. Additionally, shares of restricted stock that are awarded are counted as
1.5
shares for purposes of determining the total shares available for issuance under the
2017
Plan. As of
December 31, 2017,
there were
no
options outstanding under the
2017
Plan. There were
2,280
shares of restricted stock granted to current employees during
2017
that remain unvested at
December 31, 2017.

A summary of activities under
all plans for the past
three
years is as follows:

					Unvested options
	Shares Available For Grant	Unvested Restricted S hares O utstanding	Options O utstanding	Award Value/ Weighted Average Exercise P rice	Number	Weighted Average Grant Date Fair V alue	Vesting Period (in years)
2001 Plan
December 3 1, 2014	0	0	15,000	$30.00	0
Forfeited/expired	0	0	(15,000)	30.00	0
December 31, 2015	0	0	0	0.00	0
December 31, 2016	0	0	0	0.00	0
December 31, 2017	0	0	0	0.00	0

2009 Plan
December 31, 2014	96,405	84,858	15,000	$4.77	0
Granted January 2 7, 2015	(11,903)	9,919	0	N/A	0		3
Granted April 28, 2015	(3,158)	2,632	0	N/A	0		1
Granted June 8, 2015	(398)	332	0	N/A	0		1
Forfeited/expired	395	(329)	0		0
Transferred from 2001 Plan	15,000	0	0		0
Vested	0	(58,526)	0		0
December 31, 2015	96,341	38,886	15,000	4.77	0
Granted January 26, 2016	(4,087)	3,406	0	N/A	0		3
Granted January 26, 2016	(34,229)	0	34,229	11.21	34,229	4.04	3
Granted April 26, 2016	(3,149)	2,624	0	N/A	0		1
Vested	0	(24,320)	0		0
December 31, 2016	54,876	20,596	49,229	9.25	34,229	4.04
Granted January 31, 2017	(11,164)	9,303	0	N/A			3
Transferred to 2017 Plan	(43,712)	0	0	N/A
Vested	0	(15,018)	0		(11,409)	4.04
December 31, 2017	0	14,881	49,229	$9.25	22,820	$4.04

2017 Plan
April 25, 2017	375,000
Granted May 5 , 2017	(3,420)	2,280	0	N/A			1
Transferred from 2009 Plan	43,712	0	0
December 31, 2017	415,292	2,280	0	N/A	0

Total all plans	415,292	17,161	49,229	$9.25	22,820	$4.04

The following table summarizes information about stock options outstanding at
December 31, 2017:

Date of Grant	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
May 6, 2009	$4.77	15,000	1.4	15,000	0	$0	N/A
January 26, 2016	$11.21	34,229	8.1	11,409	22,820	18,062	1.1
		49,229		26,409	22,820	$18,062

The Company will issue shares from treasury
stock upon the exercise of outstanding options.

In accordance with
ASC
718,
the Company recognizes compensation expense relating to stock options over the vesting period. The amount of the expense was determined under the fair value method. The fair value for each option grant is estimated on the date of the grant using the Black Scholes option valuation method. There were no
options granted in
2017
or
2015.

The assumptions used in determining the fair value of
the options granted during
2016
are as follows:

201 6
Risk-free interest rate	2.10%
Expected life (in years)	10
Expected volatility	22.83%
Expected dividends	0.00%